COMMITMENTS AND CONTINGENCIES - 8760 Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Losses related to 8760 Program		$ 1.1
Termination loss related to 8760 Program	$ 0.5
Potential future liability			$ 7.4	$ 6.6
Commitments to brand ambassadors
Loss Contingencies [Line Items]
Potential future liability	0.6			0.8
Commitments to state to levy taxes, fees, and surcharges
Loss Contingencies [Line Items]
Potential future liability	$ 6.0	$ 4.5		$ 6.6